Commitments and Contingencies (Guarantees and Letters of Credit) (Narrative) (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Nova Scotia Power Inc. [Member]
Guarantor Obligations [Line Items]
Guaranty Liabilities		$ 94		$ 104
Letters of Credit Outstanding, Amount	$ 70		$ 58
TECO Energy
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount		13
Guarantor Obligations, Maximum Exposure, Undiscounted		13
TECO Energy | SeaCoast Gas Transmission, LLC
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted		45
ECI
Guarantor Obligations [Line Items]
Guaranty Liabilities		66
Payment Guarantee | SeaCoast Gas Transmission, LLC
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount		$ 27
Financial Standby Letter of Credit [Member] | Emera Inc.
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	22
Surety Bonds
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	271			$ 105
Surety Bonds | Emera Brunswick Pipeline Company Limited
Guarantor Obligations [Line Items]
Guaranty Liabilities	$ 40